Revenue (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 264,336	$ 154,040	$ 1,932,077	$ 479,491
Technical and laboratory services revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 264,336	$ 154,040	$ 1,932,077	$ 479,491